Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	SFr 58.3	SFr 64.6
Additions	5.7	4.5
Amortization	(9.8)	(10.8)
Intangible assets and goodwill at end of the period	54.2	58.3
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	105.7	101.2
Intangible assets and goodwill at end of the period	111.3	105.7
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(47.4)	(36.6)
Intangible assets and goodwill at end of the period	(57.1)	(47.4)
Patents, licenses and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	47.5	50.9
Additions	2.7	1.4
Amortization	(5.1)	(4.7)
Intangible assets and goodwill at end of the period	45.1	47.5
Patents, licenses and other rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	71.8	70.4
Intangible assets and goodwill at end of the period	74.5	71.8
Patents, licenses and other rights | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(24.3)	(19.6)
Intangible assets and goodwill at end of the period	(29.4)	(24.3)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9.0	11.9
Additions	3.1	3.0
Amortization	(4.7)	(6.0)
Intangible assets and goodwill at end of the period	7.3	9.0
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	32.1	29.0
Intangible assets and goodwill at end of the period	35.0	32.1
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(23.1)	(17.1)
Intangible assets and goodwill at end of the period	(27.7)	(23.1)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Amortization	0.0	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0